Cover Page	Nov. 18, 2019
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2019
Entity Registrant Name	DOMINION ENERGY, INC.
Entity Central Index Key	0000715957
Entity Emerging Growth Company	false
Entity File Number	001-08489
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-1229715
Entity Address, Address Line One	120 Tredegar Street
Entity Address, City or Town	Richmond
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	819-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, State or Province	VA
Common Stock
Document Information [Line Items]
Trading Symbol	D
Title of 12(b) Security	Common Stock, no par value
Security Exchange Name	NYSE
2016 Series A 5.25% Enhanced Junior Subordinated Notes
Document Information [Line Items]
Trading Symbol	DRUA
Title of 12(b) Security	2016 Series A 5.25% Enhanced Junior Subordinated Notes
Security Exchange Name	NYSE
2019 Series A Corporate Units
Document Information [Line Items]
Trading Symbol	DCUE
Title of 12(b) Security	2019 Series A Corporate Units
Security Exchange Name	NYSE
Virginia Electric and Power Company
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 18, 2019
Entity Registrant Name	VIRGINIA ELECTRIC & POWER COMPANY
Entity Central Index Key	0000103682
Entity Emerging Growth Company	false
Entity File Number	000-55337
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-0418825
Entity Address, Address Line One	120 Tredegar Street
Entity Address, City or Town	Richmond
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	819-2000
Entity Address, State or Province	VA
Dominion Energy Gas Holdings, LLC
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 18, 2019
Entity Registrant Name	Dominion Energy Gas Holdings, LLC
Entity Central Index Key	0001603291
Entity Emerging Growth Company	false
Entity File Number	001-37591
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	46-3639580
Entity Address, Address Line One	120 Tredegar Street
Entity Address, City or Town	Richmond
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	819-2000
Entity Address, State or Province	VA
Dominion Energy Gas Holdings, LLC | 2014 Series C 4.6% Senior Notes
Document Information [Line Items]
Title of 12(b) Security	2014 Series C 4.6% Senior Notes
Security Exchange Name	NYSE
No Trading Symbol Flag	true